Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Beginning Balance | shares	2,402,800	324,000	460,000
Weighted average exercise price, Beginning Balance	$ 1.05	$ 6.20	$ 6.35
Number of options outstanding, Granted		2,330,000	1.10
Weighted average exercise price, Granted		$ 0.80
Number of options outstanding, Exercised | shares			(88,000)
Weighted average exercise price, Exercised			$ 8.25
Number of options outstanding, Expired | shares	(62,800)	(138,000)	(48,000)
Weighted average exercise price, Expired	$ 8.61	$ 4.50	$ 3.95
Number of options outstanding, Cancelled | shares	(40,000)	(113,200)
Weighted average exercise price, Cancelled	$ 1.00	$ 6.60
Number of options outstanding, Ending Balance | shares	2,300,000	2,402,800	324,000
Weighted average exercise price, Ending Balance	$ 0.85	$ 1.05	$ 6.20